UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

      Acadian Emerging Markets Portfolio

Semi - Annual Report	April 30, 2022

Investment Adviser: Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2022

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Portfolio’s Form N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2021 to April 30, 2022, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2022, the Acadian Emerging Markets Portfolio Investor Class Shares returned -8.0%1 versus -14.1% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

After experiencing positive returns in the first half of 2021, Emerging equity markets fell over the period. While concerns. about the highly contagious Omicron variant abated, the materialization of concerns over the Russia/Ukraine conflict and central bank tightening weighed on investor sentiment. Energy prices surged over the period; while the cost of oil almost doubled in Europe, gas spot prices increased tenfold from a year ago. Emerging markets continued to struggle due to higher inflation levels, rising interest their decline driven by slowing economic activity and a prolonged property industry slump Russian equities also suffered steep declines over the period amidst the backdrop of the conflict with Ukraine and ensuing economic sanctions. Turkey provided a bright spot in emerging markets over the period as equities continued to benefit from steady economic growth and healthy export figures.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered bottom-up company attractiveness, and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions. Significant country overweight positions during the period included Korea Taiwan, Brazil, and Saudi Arabia. The portfolio was generally underweighted relative to the benchmark in India, China, Mexico, and Russia. At the sector level, the portfolio was focused on information technology, energy, and materials, while health care and consumer staples were the greatest underweights.

Portfolio Performance

While both the portfolio and the benchmark were down in absolute terms over the period due to drawdowns across emerging markets, the portfolio outperformed the benchmark by over 6%. Outperformance was driven by both stock selection and allocation decisions within and across countries and sectors. Most notably, the portfolio benefited from positioning in China where an overweight in energy and an underweight in consumer discretionary were additive to relative performance. Additionally, portfolio’s underweight to Russia proved beneficial

1 NAV returns

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

over the period. Stock selection in Chinese financials Bank of China and China Construction Bank, and Korean communications services, KT Corporation, Bank of China and China Construction Bank, and Korean communications services, KT Corporation, boosted relative performance.

The portfolio’s exposure to Value, Quality, and Growth signals was rewarded over the period, while Technical signals were penalized. Our Top-Down Model also yielded favorable results, particularly our country and industry positioning.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brendan O. Bradley, Ph.D.	Ryan D. Taliaferro, Ph.D.
Chief Investment Officer	Director, Equity Strategies

Index Source: MSCI. Copyright MSCI 2022. All Rights Reserved. Without prior written permission of MSCI this information and any other MSCI intellectual property may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used to create financial instruments or products or any indices. This information is provided on an “as is” basis, and the user of this information assumes the entire risk of any use of this information. Neither MSCI nor any third party involved in or related to the computing or compiling of the data makes any express or implied warranties, representations or guarantees concerning the MSCI index-related data, and in no event shall MSCI or any third party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) relating to any use of this information

The specific countries, sectors, and individual stocks discussed herein are non-exclusive and are provided as representative of the portfolio’s performance during the period. For a complete list of markets, sectors, and stocks in which the portfolio was invested during the period and the performance of each, please contact Acadian. Please note that Acadian’s system of portfolio attribution uses certain estimates and assumptions and the calculations provided herein are based upon Acadian’s internal records and not those maintained by the Custodian. Additional details about our method of calculation will be furnished upon request. Reference to the benchmark is for comparative purposes only and is not intended to indicate that the portfolio will or did contain the same investments as the benchmark. This review contains confidential information of Acadian Asset Management LLC. Market conditions are subject to change. Past performance is no guarantee of future returns.

The information provided has been prepared by Acadian from our internal records. It is not intended to replace the official records of your account that you receive directly from the custodian. You are encouraged to compare the information provided to you by Acadian to that provided by the custodian and to contact us with any questions.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Total expense ratio for the fund is 1.48%. Shareholders may pay a redemption fee of 2% when they redeem shares held for less than 90 days. For performance data current to the most recent month end, please call 1-866-AAM-6161. The fund’s benchmark was changed March 1, 2012 to the MSCI Emerging Markets Index. Prior to that, the benchmark had been the IFC Investable Index.

Past performance is no guarantee of future performance and may differ significantly from future performance due to market volatility.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Mutual fund investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The fund is non-diversified.

To determine if this fund is an appropriate investment for you, carefully consider the fund’s objectives, risk factors, charges, and expenses before investing. This and other information can be found in the fund’s full and summary prospectuses, which can be obtained by calling 1-866-AAM-6161. Please read the prospectus carefully before investing.

The Acadian Emerging Markets Portfolio is distributed by SEI Investments Distribution Co, which is not affiliated with Acadian Asset Management LLC.

Registered representatives associated with Funds Distributor, LLC (“FD”), member FINRA. FD is not affiliated with Acadian Asset Management LLC.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.2%
	Shares	Value
Brazil — 3.3%
Cia Brasileira de Aluminio*	181,600	$626,277
Cia Siderurgica Nacional	337,157	1,434,841
Dexco	71,500	182,367
Energisa	33,200	322,065
Jalles Machado	24,300	48,659
JBS	1,826,576	14,002,413
Kepler Weber	5,600	64,519
Mahle-Metal Leve	16,413	82,298
Marfrig Global Foods	1,653,000	6,295,774
Minerva	86,200	228,056
Nova Embrapar Participacoes* (A)	854	—
Petroleo Brasileiro ADR	163,246	2,215,248
Sao Martinho	46,300	437,251
Seara Alimentos* (A)	911	—
SYN prop e tech	35,300	40,912
Transmissora Alianca de Energia Eletrica	114,372	1,024,593
Vale	201,900	3,432,008

		30,437,281

Chile — 0.0%
Cencosud	81,123	129,852

China — 21.3%
360 DigiTech ADR	8,649	124,805
Agile Group Holdings	1,166,592	562,001
Agricultural Bank of China, Cl H	9,580,000	3,600,638

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Aluminum Corp of China, Cl H*	3,758,000	$1,746,360
Angang Steel, Cl H	128,000	56,444
Bank of China, Cl H	53,120,196	20,874,137
Bank of Communications, Cl H	3,142,236	2,182,803
Baoshan Iron & Steel, Cl A	4,886,615	4,756,154
Beijing Sanlian Hope Shin-Gosen Technical Service, Cl A*	147,700	344,571
Beijing Sanlian Hope Shin-Gosen Technical Service, Cl A*	210,200	490,377
Beijing Zhidemai Technology, Cl A	30,032	194,669
Cheetah Mobile ADR*	16,178	12,942
Chengdu Fusen Noble-House Industrial, Cl A	167,600	309,166
China Citic Bank, Cl H	3,675,342	1,867,632
China Construction Bank, Cl H	35,167,715	24,840,752
China COSCO Holdings, Cl H*	4,784,350	7,453,403
China Petroleum & Chemical, Cl H	13,650,000	6,694,207
China Railway Group, Cl H	4,300,951	3,004,165
China Shenhua Energy, Cl H	516,000	1,649,375
China South Publishing & Media Group, Cl A	1,019,700	1,482,960
China Sports International* (A)	670,000	—
Chinese Universe Publishing and Media Group, Cl A	2,434,699	3,754,909
Dare Power Dekor Home, Cl A*	1,161,925	1,492,749
FinVolution Group ADR	31,061	116,790
G-bits Network Technology Xiamen, Cl A	105,889	5,372,973
Greentown China Holdings	206,000	363,176
Guangxi Liugong Machinery, Cl A	2,075,005	1,918,978
Haitian International Holdings	174,000	429,956
Hangzhou Dptech Technologies, Cl A*	162,400	509,034
Harbin Power Equipment, Cl H	669,238	176,996
Huafu Fashion, Cl A	306,400	169,114
Hunan Valin Steel, Cl A	3,892,839	3,415,249
Industrial & Commercial Bank of China, Cl H	7,331,000	4,461,791
Jiangsu Nhwa Pharmaceutical, Cl A	294,700	552,406
JOYY ADR	43,361	1,715,795
Kingnet Network, Cl A*	1,285,600	871,174
Kunlun Energy	6,108,000	5,097,234
Leju Holdings ADR*	8,544	4,057
Lonking Holdings	718,189	198,350
Metallurgical Corp of China, Cl H	6,193,520	1,589,339
MLS, Cl A*	2,167,259	2,914,068
New Oriental Education & Technology Group ADR*	1	9
Ningbo Huaxiang Electronic, Cl A	183,490	369,158
Perfect World, Cl A	711,200	1,569,481
PetroChina, Cl H	38,070,000	18,170,415
Qudian ADR*	256,604	277,132

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Shaanxi Coal Industry, Cl A	13,000	$33,896
Shandong Publishing & Media, Cl A	778,800	698,780
Shanghai Weaver Network, Cl A*	78,493	502,159
Shanxi Taigang Stainless Steel, Cl A	1,284,500	1,149,082
Shenzhen Tagen Group, Cl A	1,036,600	1,041,409
Shui On Land	1,061,000	150,694
Sichuan Swellfun, Cl A	67,200	714,875
Sinotrans, Cl H	795,000	240,351
Sinotruk Hong Kong	3,437,148	4,156,182
Sohu.com ADR*	6,993	108,251
Suzhou Anjie Technology, Cl A	198,600	389,831
Suzhou Gold Mantis Construction Decoration, Cl A	3,255,913	2,342,340
TCL Electronics Holdings	949,000	431,524
Tencent Holdings	452,900	21,298,643
Tian Di Science & Technology, Cl A	2,090,900	1,419,606
Tianneng Power International	553,288	462,049
Tingyi Cayman Islands Holding	672,000	1,234,501
Vatti, Cl A	69,100	52,678
Wangsu Science & Technology, Cl A*	547,300	396,179
Weiqiao Textile, Cl H	719,519	199,813
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	2,458,800	8,862,551
Xinyu Iron & Steel, Cl A	6,388,300	5,508,838
Xinyuan Real Estate ADR*	8,225	8,883
Youzu Interactive, Cl A	2,071,996	2,828,368
Yusys Technologies, Cl A*	235,200	526,881
Zhejiang Semir Garment, Cl A	3,024,497	2,979,001
Zhejiang Wanliyang, Cl A	1,800	1,800
Zhejiang Windey, Cl A	590,101	1,290,660

		196,787,719

Colombia — 0.1%
Cementos Argos	91,751	139,203
Ecopetrol ADR	47,920	777,741

		916,944

Czech Republic — 0.3%
CEZ	44,362	1,901,330
Komercni banka as	19,421	639,341
Philip Morris CR *	11	8,309

		2,548,980

Greece — 0.3%
Cairo Mezz*	11,041	1,683
Fourlis Holdings*	17,259	67,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Greece — (continued)
JUMBO	39,615	$643,965
National Bank of Greece*	293,841	1,160,632
Safe Bulkers	145,452	597,808

		2,471,365

Hong Kong — 6.5%
Alibaba Group Holding*	801,468	9,881,863
Anhui Expressway, Cl H	42,000	36,913
Asia Cement China Holdings	1,528,561	989,944
Cabbeen Fashion	122,199	41,106
China BlueChemical	1,046,000	359,256
China Coal Energy, Cl H	11,986,645	10,148,057
China Foods	421,556	150,898
China Hanking Holdings	48,000	8,785
China Harmony Auto Holding	962,780	451,838
China High Speed Transmission Equipment Group	915,314	509,750
China Hongqiao Group	4,784,500	5,987,113
China International Marine Containers Group, Cl H	621,174	855,123
China Merchants Port Holdings	150,000	261,429
China National Building Material, Cl H	1,697,215	2,259,932
China Oriental Group	926,000	246,198
China Pacific Insurance Group, Cl H	200,800	441,034
China Reinsurance Group, Cl H	421,462	36,810
China Risun Group	225,000	113,728
China Taiping Insurance Holdings	429,000	491,396
Chongqing Machinery & Electric, Cl H	466,000	36,811
CIMC Enric Holdings	278,000	292,029
CITIC	6,929,000	7,151,962
CITIC Resources Holdings	690,000	48,425
Consun Pharmaceutical Group	118,000	68,963
CPMC Holdings	294,260	146,137
Dawnrays Pharmaceutical Holdings	164,000	23,384
Digital China Holdings	91,000	42,881
FriendTimes	722,608	117,554
Fufeng Group	538,783	271,034
Goodbaby International Holdings*	739,362	93,461
Grand Baoxin Auto Group*	777,500	55,803
Huisen Household International Group	280,000	19,690
IGG	451,000	186,580
JD.com, Cl A*	21,566	698,204
JNBY Design	471,314	511,613
Joy City Property	780,000	29,627
Ju Teng International Holdings	30,829	5,452
Kingboard Laminates Holdings	504,000	774,806

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Launch Tech, Cl H*	58,000	$17,143
Lee & Man Paper Manufacturing	121,000	57,984
Lenovo Group	10,216,000	9,862,752
Maoye International Holdings	286,000	8,898
NetDragon Websoft	429,169	865,339
Newborn Town*	71,746	26,168
Nine Dragons Paper Holdings	442,134	389,266
Pou Sheng International Holdings	2,208,000	258,083
Powerlong Commercial Management Holdings	7,428	7,771
Renrui Human Resources Technology Holdings	13,400	11,939
Shanghai Industrial Holdings	222,183	326,906
Sinopec Engineering Group, Cl H	1,555,500	811,742
Skyworth Group	5,825,486	3,060,322
Tongda Group Holdings	1,080,000	18,299
Truly International Holdings	910,000	246,754
Uni-President China Holdings	133,000	116,862
Wasion Holdings	188,000	61,119
West China Cement	750,000	118,157
Xinjiang Xinxin Mining Industry, Cl H *	199,000	33,902

		60,144,995

Hungary — 1.4%
MOL Hungarian Oil & Gas	344,269	2,916,145
OTP Bank Nyrt	313,114	9,343,150
Richter Gedeon Nyrt	56,500	1,125,561

		13,384,856

India — 9.2%
Allcargo Logistics	59,386	269,016
Ambika Cotton Mills	3,408	99,721
Andhra Sugars	40,305	84,755
Apar Industries	34,366	300,114
Arvind	195,024	308,499
AurionPro Solutions	13,962	62,546
AVT Natural Products	41,515	60,685
Bajaj Consumer Care	13,858	30,254
Bharat Dynamics	13,859	134,486
Birlasoft Ltd	92,286	490,720
BLS International Services	18,468	86,918
Blue Star	6,023	89,589
Butterfly Gandhimathi Appliances	10,443	192,145
Carborundum Universal	11,925	118,759
Century Enka	18,765	144,303
Century Plyboards India	20,807	171,805

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
CESC	522,248	$580,621
Chambal Fertilizers & Chemicals	43,975	261,021
Computer Age Management Services	4,215	135,848
Cyient	63,035	724,162
Datamatics Global Services	22,513	89,137
DCM Shriram Industries	36,391	53,420
Dhampur Sugar Mills	90,153	608,100
Dhunseri Ventures	11,142	34,351
Easy Trip Planners	87,634	465,519
EID Parry India	20,736	142,944
Elecon Engineering	74,003	180,252
Emami	104,116	665,585
Equitas Holdings*	132,225	191,063
FIEM Industries	4,187	52,329
Finolex Industries	117,523	238,152
GAIL India	700,866	1,448,595
GHCL	39,033	313,486
Glenmark Pharmaceuticals	27,951	159,913
Godawari Power and Ispat	70,623	381,995
Greenpanel Industries	83,456	653,371
Greenply Industries	93,476	256,386
Gujarat Ambuja Exports	171,684	737,604
Gujarat Narmada Valley Fertilizers & Chemicals	149,224	1,603,134
Gujarat State Fertilizers & Chemicals	30,351	67,389
HCL Technologies	1,113,747	15,529,043
HIL	1,691	84,266
Himatsingka Seide	19,016	36,773
Hindalco Industries	450,513	2,807,844
Hindustan Aeronautics	68,251	1,416,761
Hindustan Petroleum	78,019	273,725
HSIL	12,676	52,311
I G Petrochemicals	2,769	27,211
Indian Oil	2,561,495	4,185,488
Infosys	25,389	513,054
Intellect Design Arena*	10,895	111,553
ITC	247,219	834,580
ITD Cementation India	38,041	33,645
J Kumar Infraprojects	56,858	158,488
Jagran Prakashan*	140,311	122,805
Jindal Saw	32,265	38,661
Jindal Stainless*	86,643	205,073
JK Lakshmi Cement	5,881	33,689
JK Tyre & Industries	47,962	79,814

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
JMC Projects India	44,175	$47,784
Jubilant Industries*	6,605	40,601
Kabra Extrusiontechnik	20,520	112,041
Kalyani Steels	2,284	9,294
Karnataka Bank	729,817	594,780
Kewal Kiran Clothing	15,443	43,043
Kirloskar Brothers	30,179	128,297
Kirloskar Industries	1,818	36,614
KPIT Technologies	454,134	3,243,137
KPR Mill	36,310	297,568
KSB	22,399	390,584
LG Balakrishnan & Bros	29,823	255,984
Lumax Auto Technologies	3,097	7,401
Mahanagar Gas	32,457	325,485
Manali Petrochemicals	158,101	271,592
Mangalore Chemicals & Fertilizers	71,141	105,037
Mayur Uniquoters	17,418	84,846
Mazagon Dock Shipbuilders	21,303	83,123
Mindtree	120,293	5,524,204
Mirza International*	59,267	162,133
Mphasis	13,107	481,373
National Aluminium	2,025,514	2,746,053
Nava Bharat Ventures	279,542	592,956
Newgen Software Technologies	14,545	88,221
NIIT	104,817	779,973
NMDC	872,676	1,817,808
NRB Bearings	103,998	164,160
Nucleus Software Exports	8,170	45,820
Oracle Financial Services Software	21,547	998,079
Orient Cement	162,820	291,441
Persistent Systems	9,990	559,277
Polyplex	20,997	745,716
PTC India	321,599	384,967
R Systems International	38,561	125,734
Raymond	8,721	93,964
Redington India	1,461,109	2,894,272
Repco Home Finance	25,178	59,897
Savita Oil Technologies	658	9,801
Schaeffler India	7,055	213,546
Shivalik Bimetal Controls	9,509	63,253
Shreyas Shipping & Logistics	22,237	109,332
Shyam Metalics & Energy	7,029	29,644
Siyaram Silk Mills	41,179	351,337

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
SMC Global Securities	1,350	$1,431
Somany Ceramics*	9,439	78,380
Sonata Software	31,713	308,528
Southern Petrochemical Industries*	30,522	29,193
SP Apparels	8,111	38,429
Steel Authority of India	1,988,220	2,481,077
Sutlej Textiles and Industries	35,560	36,255
Tamilnadu Petroproducts	92,741	145,470
Tata Steel	120,621	1,983,676
Tech Mahindra	38,810	632,840
Technocraft Industries India*	4,120	56,163
Time Technoplast	122,412	152,563
Transport Corp of India	21,794	199,090
Triveni Turbine	170,857	428,317
TV18 Broadcast*	375,045	260,695
Vardhman Textiles	80,435	456,867
Visaka Industries	20,755	154,605
VLS Finance	14,706	32,994
VRL Logistics	48,954	360,206
Welspun India	39,758	42,955
West Coast Paper Mills	16,211	73,214
Wipro	1,622,489	10,689,874
WNS Holdings ADR*	16,656	1,305,331
Zensar Technologies	43,854	182,957

		84,774,758

Indonesia — 1.5%
Adaro Energy	19,356,300	4,458,503
Astra International	1,574,200	821,951
Bank CIMB Niaga	2,088,867	153,387
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,348,340	136,871
Bukit Asam*	5,438,775	1,435,335
Dharma Satya Nusantara	2,308,000	96,357
Gajah Tunggal	1,851,226	83,277
Gudang Garam	15,690	33,192
Indika Energy*	279,534	51,933
Indo Tambangraya Megah	234,549	460,131
Indofood Sukses Makmur	386,900	168,206
Kalbe Farma	6,594,300	745,592
Matahari Department Store	1,779,468	711,176
Mitra Adiperkasa	945,600	58,536
Panin Financial*	1,633,200	26,597
Perusahaan Gas Negara	5,092,900	506,347
Perusahaan Perkebunan London Sumatra Indonesia	1,484,600	140,632

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Sawit Sumbermas Sarana	910,000	$66,868
Telekomunikasi Indonesia Persero	6,196,900	1,971,435
Temas	293,800	38,648
Timah*	3,769,824	482,724
United Tractors	368,300	769,717
Wijaya Karya Bangunan Gedung	703,100	8,824
XL Axiata	313,900	68,948

		13,495,187

Luxembourg — 0.7%
Ternium ADR	149,307	6,405,270

Malaysia — 0.3%
Aeon M	396,900	148,356
Bermaz Auto	58,700	23,894
Coastal Contracts*	121,800	50,816
Evergreen Fibreboard*	406,700	70,762
Hap Seng Plantations Holdings	20,900	15,698
IOI	182,200	195,446
Jaya Tiasa Holdings	233,300	62,194
Kim Loong Resources	68,300	32,798
KSL Holdings*	376,483	69,499
Kuala Lumpur Kepong BHD	16,600	112,241
Lingkaran Trans Kota Holdings	76,800	81,779
Magni-Tech Industries	67,900	30,564
Padini Holdings	108,000	84,804
Petronas Chemicals Group	25,800	60,494
RHB Bank	262,800	376,746
Shin Yang Shipping*	271,200	23,546
Sime Darby	1,007,300	540,525
Sime Darby Plantation	136,200	163,545
TSH Resources	724,600	287,774
United Plantations	32,300	116,485

		2,547,966

Mexico — 0.1%
Alfa, Cl A	566,348	381,330
El Puerto de Liverpool	44,003	222,921
Grupo Financiero Inbursa, Cl O *	249,447	423,803

		1,028,054

Monaco — 0.1%
Costamare	58,346	782,420

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Peru — 0.0%
Intercorp Financial Services	921	$25,171

Philippines — 0.0%
First Gen	61,700	27,482
Semirara Mining & Power, Cl A	518,700	273,009
SSI Group *	178,472	3,924

		304,415

Poland — 2.5%
Alior Bank*	56,778	463,020
Asseco Poland	35,749	622,042
Bank Handlowy w Warszawie	10,729	143,891
Bank Pekao	268,576	5,911,785
Budimex	6,397	294,966
Dom Development	1,122	24,032
Enea*	49,203	106,161
Famur	201,319	129,448
Grupa Azoty*	24,636	221,603
Grupa Kety	1,338	193,282
Grupa Lotos	53,660	836,524
ING Bank Slaski	3,031	134,393
Inter Cars	1,356	124,900
Jastrzebska Spolka Weglowa*	99,060	1,486,571
KRUK	6,964	395,997
LiveChat Software	7,361	157,472
Lubelski Wegiel Bogdanka	5,598	67,375
mBank	1,397	93,477
PGE Polska Grupa Energetyczna*	1,212,082	2,691,926
Polimex-Mostostal*	12,821	10,170
Polskie Gornictwo Naftowe i Gazownictwo	1,132,866	1,587,799
Powszechna Kasa Oszczednosci Bank Polski*	59,417	436,469
Powszechny Zaklad Ubezpieczen	755,598	5,220,942
Santander Bank Polska	18,229	1,109,806
Tauron Polska Energia*	316,625	238,069
Tim	3,898	32,140
Unimot	337	3,553
Warsaw Stock Exchange	623	5,450
Wielton	7,561	11,671
Wirtualna Polska Holding	208	4,689

		22,759,623

Qatar — 0.3%
Barwa Real Estate	28,820	26,842
Industries Qatar QSC	262,322	1,355,381
Ooredoo QPSC	114,507	235,475

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Qatar — (continued)
Qatar Aluminum Manufacturing	1,405,377	$927,269
Qatar Electricity & Water QSC	46,658	218,924
Qatar National Cement QSC	32,935	45,763

		2,809,654

Russia — 0.0%
Globaltrans Investment GDR (A)	114,181	—
HeadHunter Group ADR (A)	3,279	—
Novolipetsk Steel PJSC GDR (A)	189,918	—
Sberbank of Russia PJSC ADR (A)	447,493	—
Tatneft PJSC ADR (A)	153,163	—

		—

Saudi Arabia — 5.3%
Al Maather REIT Fund‡	12,679	30,299
Arabian Cement	2,220	24,891
Astra Industrial Group	20,464	271,515
Bawan	106,128	1,023,940
Etihad Etisalat	157,908	1,816,292
Kingdom Holding	21,797	56,338
National Medical Care	2,645	55,402
Rabigh Refining & Petrochemical*	981,799	7,522,965
SABIC Agri-Nutrients	27,178	1,180,295
Sahara International Petrochemical	204,202	3,105,609
Saudi Basic Industries	574,986	20,062,173
Saudi Ceramic	1,962	26,874
Saudi Electricity	1,246,100	8,969,732
Saudi Investment Bank	100,803	617,381
Saudi Kayan Petrochemical*	489,666	2,459,495
United International Transportation	158,267	2,083,528

		49,306,729

Singapore — 0.0%
Riverstone Holdings	512,200	355,767

South Africa — 3.0%
African Rainbow Minerals	53,910	895,534
Anglo American Platinum	14,755	1,642,733
Barloworld	31,588	229,516
Blue Label Telecoms*	67,535	24,064
Exxaro Resources	48,651	694,990
FirstRand	416,818	1,795,375
Grindrod Shipping Holdings	2,444	62,400
Hudaco Industries	688	6,444
Investec	266,871	1,618,157

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Kumba Iron Ore	299,268	$9,958,943
Lewis Group	21,364	65,140
MTN Group	138,666	1,474,438
Murray & Roberts Holdings	85,890	60,364
Ninety One	22,842	72,933
Old Mutual	507,837	405,919
Omnia Holdings	16,027	84,596
PPC*	208,889	50,806
Sappi	108,630	398,319
Sasol*	38,633	950,467
Standard Bank Group	403,708	4,272,714
Telkom	863,490	2,596,738
Truworths International	116,383	417,344
Vukile Property Fund ‡	51,196	43,515

		27,821,449

South Korea — 16.7%
Ace Bed	567	18,633
BNK Financial Group	95,862	595,176
CJ	33,239	2,280,361
CNH	17,056	31,355
Creas F&C	5,216	164,486
Daesang Holdings	2,670	22,421
Daewon San Up	2,331	11,842
Daishin Securities	16,153	225,926
DB HiTek	37,921	2,000,512
DGB Financial Group	85,975	607,413
Dongwon F&B	382	53,750
Doosan	2,906	202,803
DRB Holding	528	2,272
DTR Automotive	4,091	250,984
DY POWER	2,434	28,246
Emnet	5,211	26,057
Eugene Investment & Securities	16,622	43,015
Gemvaxlink	88,417	114,260
Genoray	1,772	14,818
Global Standard Technology	3,878	93,743
GOLFZON	1,422	182,410
Hana Financial Group	533,984	19,888,510
Handsome	2,901	80,783
Hanjin Heavy Industries & Construction Holdings	10,403	38,557
Hankook Tire & Technology	19,575	536,774
Hansol Paper	5,426	62,450
Hanwha	177,601	4,203,169

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Hanwha Aerospace	44,543	$1,868,748
Hanwha Life Insurance	327,845	756,429
Hanyang Securities	3,832	41,431
Hyosung TNC	2,925	942,726
Hyundai Construction Equipment	4,256	123,838
Hyundai Department Store	13,735	816,751
Hyundai Engineering & Construction	57,916	2,015,140
Hyundai Glovis	1,946	320,196
Hyundai Steel	9,495	321,954
Iljin Holdings	7,830	34,051
iMarketKorea	6,925	58,756
Infinitt Healthcare*	4,997	27,457
InnoWireless	2,155	65,774
JB Financial Group	45,575	323,353
Jusung Engineering	53,308	885,265
JVM	2,286	33,720
KB Financial Group	272,410	12,526,839
KCC	1,487	397,111
Kia Motors	278,445	18,189,764
Kolon	7,102	155,456
Korea Business News	20,334	112,014
Korea Cast Iron Pipe Industries	9,586	78,807
Korea Investment Holdings	18,879	1,048,126
KT	538,309	15,229,503
KT Skylife	13,805	99,968
LF	8,581	131,975
LG	431	24,976
LG Display	128,518	1,676,203
LG Electronics	146,900	13,252,224
LG Hausys	5,703	263,159
LG International	9,385	284,446
LG Uplus	337,844	3,727,833
Lotte	5,645	152,777
LOTTE Himart	14,456	268,300
LS Industrial Systems	8,646	324,582
Mando	1,510	50,131
Mgame*	20,328	158,141
Multicampus	1,070	39,942
Nexen Tire	17,309	93,233
NH Investment & Securities	13,428	114,876
NHN*	44,930	1,236,385
Piolink	2,947	34,835
PSK	9,570	362,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
PSK Holdings	3,991	$42,522
Pyeong Hwa Automotive	3,167	22,639
Rayence	15,821	152,293
Sajodaerim	7,208	185,098
Samsung Card	8,839	233,969
Samsung Electronics	430,471	22,831,092
Samyang	575	24,931
Samyang Optics	5,486	60,762
Sangsangin	9,446	84,950
SaraminHR	4,391	145,802
SAVEZONE I&C CORP	11,048	31,641
SGC e Tec E&C	723	32,352
Shinhan Financial Group	111,976	3,708,303
Shinsegae	14,404	2,789,394
Shinsegae Engineering & Construction	1,067	29,167
Silicon Works	1,682	173,706
SIMMTECH HOLDINGS	32,654	138,645
SK Hynix	15,778	1,372,628
Sun Kwang	1,914	110,993
TES	5,706	124,107
TK	5,396	45,929
Ubivelox*	2,647	32,906
Value Added Technology	17,476	555,056
WiSoL	13,595	119,928
WONIK IPS	1,248	38,938
Woongjin Thinkbig	56,293	131,005
Woori Financial Group	883,606	10,246,743
YES24	471	3,041
Youngone	22,502	848,814

		154,767,703

Taiwan — 16.6%
Advanced Analog Technology	22,000	45,623
Asustek Computer	522,000	6,263,411
China Ecotek	37,000	51,638
ChipMOS Technologies	903,000	1,407,329
ChipMOS Technologies ADR	2,816	87,775
Compal Electronics	1,119,000	837,788
DA CIN Construction	181,000	191,730
E-LIFE MALL	5,000	14,617
Eva Airways*	999,000	1,175,122
Evergreen Marine Taiwan	1,553,000	7,444,180
Faraday Technology	238,000	2,035,457
First Insurance	95,000	52,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Fubon Financial Holding	2,729,102	$6,831,971
GeoVision	25,000	25,165
Goldtek Technology	7,615	22,699
Himax Technologies ADR	81,573	733,341
Hon Hai Precision Industry	6,487,648	22,197,720
Innolux	4,259,000	1,936,566
Kindom Development	20,000	23,416
Lite-On Technology	1,545,061	3,370,175
Macroblock	214,000	1,083,159
MediaTek	586,000	16,205,907
Mercuries Life Insurance*	3,763	985
Novatek Microelectronics	628,000	8,269,921
Phison Electronics	64,000	824,208
Pou Chen	1,860,000	1,929,351
Powertech Technology	58,000	181,371
Realtek Semiconductor	850,000	11,510,901
Senao International	73,000	83,735
Silicon Motion Technology ADR	5,448	413,667
Sinmag Equipment	14,000	48,641
Star Comgistic Capital	203,723	190,459
Taiwan Semiconductor Manufacturing	2,344,000	42,229,900
Ubright Optronics	8,000	10,358
Union Insurance	44,500	29,600
United Microelectronics	5,134,000	8,123,186
United Microelectronics ADR	372,851	2,967,894
United Orthopedic	36,000	35,979
Yuanta Financial Holding	5,738,520	5,044,238

		153,931,258

Thailand — 1.9%
AP Thailand NVDR	668,900	229,729
Asia Green Energy NVDR	466,300	59,717
Bangchak NVDR	206,700	201,067
Bangkok Bank NVDR	1,409,400	5,305,595
Bangkok Chain Hospital NVDR	1,022,100	641,644
Bangkok Life Assurance NVDR	172,800	220,254
Chularat Hospital NVDR	6,307,200	718,173
Index Livingmall NVDR	598,500	375,009
Inter Medical Care and Lab Hospital NVDR	150,200	80,470
IRPC NVDR	6,425,900	647,697
Kasikornbank NVDR	1,297,800	5,749,422
Krung Thai Bank NVDR	1,265,200	556,861
MCS Steel NVDR	134,700	48,262
Precious Shipping NVDR	1,359,900	755,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — (continued)
Pruksa Holding NVDR	148,500	$57,498
Ratchaphruek Hospital NVDR	115,500	21,972
Regional Container Lines NVDR	414,800	540,050
Sabuy Technology NVDR	500,500	402,741
Successmore Being NVDR	3,000	601
Supalai NVDR	505,500	322,108
Thai Wah NVDR	158,600	30,056
TKS Technologies NVDR	263,890	94,649
WICE Logistics NVDR	383,200	211,058

		17,269,946

Turkey — 0.3%
Agesa Hayat ve Emeklilik	20,815	28,272
Dogus Otomotiv Servis ve Ticaret	378,097	1,701,484
KOC Holding	150,713	405,007
Logo Yazilim Sanayi Ve Ticaret*	33,187	100,611
Turkiye Is Bankasi, Cl C	100,414	70,706
Yapi ve Kredi Bankasi	1,881,321	612,455

		2,918,535

United Arab Emirates — 0.4%
Air Arabia	521,299	303,305
Emaar Development PJSC*	210,019	295,282
Emaar Properties PJSC	1,971,465	3,395,482
Ras Al Khaimah Ceramics	163,639	124,046

		4,118,115

United Kingdom — 0.3%
Thungela Resources *	148,233	2,471,125

United States — 0.8%
Danaos	28,496	2,329,263
Star Bulk Carriers	183,991	5,170,147

		7,499,410

TOTAL COMMON STOCK (Cost $763,906,814)		862,214,547

PREFERRED STOCK(B) — 5.3%

Brazil — 5.2%
Banco do Estado do Rio Grande do Sul	167,855	361,245
Braskem, Cl A	254,605	2,076,411
Cia Energetica de Minas Gerais	1,256,292	3,824,309
Cia Ferro Ligas da Bahia - FERBASA	66,300	612,316

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

PREFERRED STOCK(B) — continued

	Shares	Value
Brazil — (continued)
Cia Paranaense de Energia, Cl B	2,384,600	$3,583,689
Gerdau	2,283,252	13,037,390
Metalurgica Gerdau, Cl A	1,250,100	2,887,598
Noxville Investimentos* (A)	455	—
Petroleo Brasileiro	3,265,994	20,141,821
Uniao de Industrias Petroquimicas	18,700	366,704
Usinas Siderurgicas de Minas Gerais Usiminas, Ser A	594,200	1,362,924

		48,254,407

South Korea — 0.1%
CJ	9,029	542,742

TOTAL PREFERRED STOCK (Cost $37,149,886)		48,797,149

MUTUAL FUND — 1.0%

United States — 1.0%
iShares MSCI Emerging Markets ETF	221,259	9,376,957

TOTAL MUTUAL FUND (Cost $9,664,513)		9,376,957

SHORT-TERM INVESTMENT — 0.4%

FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 0.29% (Cost $3,634,312)	3,634,312	3,634,312

TOTAL INVESTMENTS— 99.9% (Cost $814,355,525)		$924,022,965

Percentages are based on Net Assets of $925,117,565.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of April 30, 2022 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$30,437,281	$—	$	—^	$30,437,281
Chile	129,852	—		—	129,852
China	2,368,664	194,419,055		—^	196,787,719
Colombia	916,944	—		—	916,944
Czech Republic	—	2,548,980		—	2,548,980
Greece	597,808	1,873,557		—	2,471,365
Hong Kong	—	60,144,995		—	60,144,995
Hungary	—	13,384,856		—	13,384,856
India	1,305,331	83,469,427		—	84,774,758
Indonesia	—	13,495,187		—	13,495,187
Luxembourg	6,405,270	—		—	6,405,270
Malaysia	211,144	2,336,822		—	2,547,966
Mexico	1,028,054	—		—	1,028,054
Monaco	782,420	—		—	782,420
Peru	25,171	—		—	25,171
Philippines	—	304,415		—	304,415
Poland	—	22,759,623		—	22,759,623
Qatar	235,475	2,574,179		—	2,809,654
Russia	—	—		—^	—^
Saudi Arabia	—	49,306,729		—	49,306,729
Singapore	—	355,767		—	355,767
South Africa	—	27,821,449		—	27,821,449
South Korea	—	154,767,703		—	154,767,703
Taiwan	4,202,677	149,728,581		—	153,931,258
Thailand	—	17,269,946		—	17,269,946
Turkey	—	2,918,535		—	2,918,535
United Arab Emirates	—	4,118,115		—	4,118,115
United Kingdom	—	2,471,125		—	2,471,125
United States	7,499,410	—		—	7,499,410

Total Common Stock	56,145,501	806,069,046		—^	862,214,547

Preferred Stock
Brazil	48,254,407	—		—^	48,254,407
South Korea	—	542,742		—	542,742

Total Preferred Stock	48,254,407	542,742		—^	48,797,149

Mutual Fund	9,376,957	—		—	9,376,957
Short-Term Investment	—	3,634,312		—	3,634,312

Total Investments in Securities	$113,776,865	$810,246,100	$	—^	$924,022,965

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $814,355,525)	$924,022,965
Foreign Currency, at Value (Cost $1,310,809)	1,309,611
Dividends and Interest Receivable	3,691,809
Receivable for Investment Securities Sold	3,046,752
Receivable for Capital Shares Sold	1,550,941
Reclaim Receivable	201,272
Prepaid Expenses	43,662

Total Assets	933,867,012

Liabilities
Payable for Investment Securities Purchased	4,280,585
Accrued Foreign Capital Gains Tax on Appreciated Securities	2,138,081
Payable for Capital Shares Redeemed	990,755
Payable to Adviser	797,986
Shareholder Servicing Fees Payable - Investor Class	85,491
Shareholder Servicing Fees Payable - Y Class	524
Payable to Custodian	77,606
Payable to Administrator	68,906
Payable to Trustees	5,169
Chief Compliance Officer Fees Payable	2,182
Accrued Expenses	302,162

Total Liabilities	8,749,447

Net Assets	$925,117,565

Net Assets Consist of:
Paid-in Capital	$786,525,475
Total Distributable Earnings	138,592,090

Net Assets	$925,117,565

Investor Class Shares:
Net Assets	$558,450,907
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	26,170,441

Net Asset Value, Redemption and Offering Price Per Share *	$21.34

I Class Shares:
Net Assets	$360,421,563
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	16,890,188

Net Asset Value, Redemption and Offering Price Per Share *	$21.34

Y Class Shares:
Net Assets	$6,245,095
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	293,250

Net Asset Value, Redemption and Offering Price Per Share *	$21.30

* Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE SIX MONTHS ENDED APRIL 30, 2022 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$19,204,978
Less: Foreign Taxes Withheld	(2,458,353)

Total Investment Income	16,746,625

Expenses:
Investment Advisory Fees	4,860,465
Shareholder Servicing Fees - Investor Class	634,411
Shareholder Servicing Fees - Y Class	1,636
Administration Fees	417,572
Trustees’ Fees	12,481
Chief Compliance Officer Fees	3,622
Custodian Fees	584,427
Transfer Agent Fees	84,152
Filing and Registration Fees	30,335
Printing Fees	30,023
Legal Fees	19,371
Audit Fees	11,794
Interest Expense	8,996
Other Expenses	43,121

Total Expenses	6,742,406

Less:
Fees Paid Indirectly (Note 4)	(402)

Net Expenses	6,742,004

Net Investment Income	10,004,621

Net Realized Gain (Loss) on:
Investments	27,937,062
Foreign Currency Transactions	(240,614)

Net Realized Gain	27,696,448

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(119,771,126)
Foreign Capital Gains Tax on Depreciated Securities	915,798
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(95,720)

Net Change in Unrealized Depreciation	(118,951,048)

Net Realized and Unrealized Loss	(91,254,600)

Net Decrease in Net Assets Resulting from Operations	$(81,249,979)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$10,004,621	$23,636,047
Net Realized Gain on Investments and Foreign Currency Transactions	27,696,448	137,594,675
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated (Depreciated) Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(118,951,048)	78,041,372

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,249,979)	239,272,094

Distributions:
Investor Class Shares	(17,800,931)	(9,767,065)
I Class Shares	(13,456,457)	(5,240,183)
Y Class Shares	(216,931)	(114,639)

Total Distributions	(31,474,319)	(15,121,887)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	66,879,758	53,285,704
Reinvestment of Distributions	17,518,820	9,664,662
Redemption Fees — (See Note 2)	339	—
Redeemed	(39,132,516)	(308,982,662)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	45,266,401	(246,032,296)

I Class Shares:
Issued	60,398,551	87,114,219
Reinvestment of Distributions	11,719,825	4,598,717
Redemption Fees — (See Note 2)	184	—
Redeemed	(63,965,317)	(96,018,709)

Increase (Decrease) in Net Assets derived from I Class Transactions	8,153,243	(4,305,773)

Y Class Shares:
Issued	712,638	868,271
Reinvestment of Distributions	181,073	72,359
Redeemed	(878,677)	(3,982,205)

Increase (Decrease) in Net Assets derived from Y Class Transactions	15,034	(3,041,575)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	53,434,678	(253,379,644)

Total Decrease in Net Assets	(59,289,620)	(29,229,437)

Net Assets:
Beginning of Period	984,407,185	1,013,636,622

End of Period	$925,117,565	$984,407,185

(1) See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

			Years Ended October 31,
Investor Class Shares	Six Months Ended April 30, 2022 (Unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year/Period	$23.93		$19.65		$19.41		$18.35		$21.83		$17.42

Income from Operations:
Net Investment Income*	0.23		0.47		0.29		0.39		0.36		0.23
Net Realized and Unrealized Gain (Loss)	(2.08)		4.10		0.32		1.00		(3.55)		4.51

Total from Operations	(1.85)		4.57		0.61		1.39		(3.19)		4.74

Redemption Fees	0.00^		—		0.00	^	0.00	^	0.00	^	0.00	^

Dividends and Distributions from:
Net Investment Income	(0.70)		(0.29)		(0.37)		(0.33)		(0.29)		(0.33)
Net Realized Gains	(0.04)		—		—		—		—		—

Total Dividends and Distributions	(0.74)		(0.29)		(0.37)		(0.33)		(0.29)		(0.33)

Net Asset Value, End of Year/ Period	$21.34		$23.93		$19.65		$19.41		$18.35		$21.83

Total Return †	(8.00)%	***	23.	35%	3.	04%	7.	72%	(14.8	5)%	27.	84%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$558,4	51	$580,640		$674,	360	$625,	488	$789,	483	$739,	686
Ratio of Expenses to Average Net Assets(1)	1.48%	**	1.43%		1.	40%	1.	40%	1.	40%	1.	42%
Ratio of Net Investment Income to Average Net Assets	1.97%	**	1.97%		1.	56%	2.	07%	1.	66%	1.	23%
Portfolio Turnover Rate	27%	***	70%			55%		48%		32%		40%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

Years Ended October 31,
I Class Shares	Six Months Ended April 30, 2022 (Unaudited)	2021	2020	2019	2018	2017‡
Net Asset Value, Beginning of Year/Period	$23.97	$19.67	$19.43	$18.38	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.25	0.53	0.29	0.41	0.42	0.36
Net Realized and Unrealized Gain (Loss)	(2.07)	4.09	0.35	1.00	(3.56)	4.41

Total from Operations	(1.82)	4.62	0.64	1.41	(3.14)	4.77

Redemption Fees	0.00^	—	0.00	^	0.00	^	0.00	^	0.00	^

Dividends and Distributions from:
Net Investment Income	(0.77)	(0.32)	(0.40)	(0.36)	(0.33)	(0.34)
Net Realized Gains	(0.04)	—	—	—	—	—

Total Dividends and Distributions	(0.81)	(0.32)	(0.40)	(0.36)	(0.33)	(0.34)

Net Asset Value, End of Year/Period	$21.34	$23.97	$19.67	$19.43	$18.38	$21.85

Total Return †	(7.90	)%***	23.6	1%	3.2	0%	7.8	6%	(14.6	3)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$36	0,422	$396,7	86	$330,9	42	$496,6	62	$497,7	07	$446,37	4
Ratio of Expenses to Average Net Assets(1)	1.2	6%**	1.2	2%	1.2	4%	1.2	5%	1.2	0%	1.21%
Ratio of Net Investment Income to Average Net Assets	2.1	8%**	2.2	1%	1.5	3%	2.1	3%	1.9	6%	1.81%
Portfolio Turnover Rate	2	7%***	7	0%	5	5%	4	8%	3	2%	40%

‡	I Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

			Years Ended October 31,
Y Class Shares	Six Months Ended April 30, 2022 (Unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year/Period	$23.92		$19.63		$19.40		$18.34		$21.85			$17.42

Income from Operations:
Net Investment Income*	0.25		0.50		0.25		0.43		0.62			0.40
Net Realized and Unrealized Gain (Loss)	(2.07)		4.11		0.38		0.98		(3.82)			4.37

Total from Operations	(1.82)		4.61		0.63		1.41		(3.20)			4.77

Redemption Fees	—		—		0.00^^		—		0.02			—

Dividends and Distributions from:
Net Investment Income	(0.76)		(0.32)		(0.40)		(0.35)		(0.33)			(0.34)
Net Realized Gains	(0.04)		—		—		—		—			—

Total Dividends and Distributions	(0.80)		(0.32)		(0.40)		(0.35)		(0.33)			(0.34)

Net Asset Value, End of Year/Period	$21.30		$23.92		$19.63		$19.40		$18.34			$21.85

Total Return †	(7.91	)%***	23.6	1%	3.1	5%	7.8	9%	(14.81)%			28.0	1%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$6,	245	$6,9	82	$8,3	34	$20,3	63	$24,9	88	$		—^
Ratio of Expenses to Average Net Assets(1)	1.31	%**	1.2	4%	1.2	4%	1.2	5%	1.2	7%		0.68%	††
Ratio of Net Investment Income to Average Net Assets	2.15	%**	2.1	0%	1.3	4%	2.2	6%	3.1	2%		2.0	8%
Portfolio Turnover Rate	27	%***	7	0%	5	5%	4	8%	3	2%		4	0%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount rounds to less than one thousand.
^^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 30 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2022, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $806,611,788 or 87% of Net Assets.

The Portfolio uses Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For the period ended April 30, 2022, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the period ended April 30, 2022, the Portfolio paid $417,572 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the period ended April 30, 2022, the Portfolio earned cash management credits of $402, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Portfolio’s custodian.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the period ended April 30, 2022, the Portfolio made purchases of $294,306,893 and sales of $266,513,076 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Investor Class Shares:

Issued	2,847,906	2,213,580

Reinvestment of Distributions	750,522	427,640

Redeemed	(1,697,035)	(12,691,215)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	1,901,393	(10,049,995)

I Class Shares:

Issued	2,606,161	3,537,050

Reinvestment of Distributions	502,288	203,573

Redeemed	(2,774,249)	(4,009,255)

Net Increase (Decrease) in Shares Outstanding from I Class Share Transactions	334,200	(268,632)

Y Class Shares:

Issued	30,838	36,196

Reinvestment of Distributions	7,777	3,209

Redeemed	(37,290)	(171,968)

Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	1,325	(132,563)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,236,918	(10,451,190)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire August 1, 2022. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the period ended April 30, 2022, the Portfolio had average borrowings of $2,231,872 and a maximum amount borrowed of $10,124,000 over a period of 47 days at a weighted average interest rate of 3.37%. Interest accrued on the borrowings during the period was $8,996. As of April 30, 2022, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2021	$15,121,887	$—	$15,121,887
2020	22,113,122	—	22,113,122

As of October 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$26,401,254
Undistributed Long-Term Capital Gains	1,584,713
Net Unrealized Appreciation	223,330,421

Total Distributable Earnings	$251,316,388

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

Portfolio at April 30, 2022, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$814,355,525	$180,247,151	$(70,579,711)	$109,667,440

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, pose additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

geographically diverse investments.

Market Risk – The risk that the market value of an investment may fluctuate. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

11. Other:

As of April 30, 2022, 89% of the Portfolio’s Investor Class Shares outstanding were held by two record shareholders, 72% of the Portfolio’s I Class Shares were held by four record shareholders, and 92% of the Portfolio’s Y Class Shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022 (Unaudited)

During the period and as of April 30, 2022, there were no securities on loan for the Portfolio.

13. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period and that the expense ratio (Column 3) remained unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$920.00	1.48%	$7.05
Hypothetical 5% Return	$1,000.00	$1,017.46	1.48%	$7.40
I Class Shares
Actual Fund Return	$1,000.00	$921.00	1.26%	$6.00
Hypothetical 5% Return	$1,000.00	$1,018.55	1.26%	$6.31
Y Class Shares
Actual Fund Return	$1,000.00	$920.90	1.31%	$6.24
Hypothetical 5% Return	$1,000.00	$1,018.30	1.31%	$6.56

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1400

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022